Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Contributed equity
Total Equity	$ 517,127	$ 535,509	$ 581,397	$ 600,930	$ 518,731	$ 549,326
Ordinary Shares
Contributed equity
Ordinary shares	650,454,551		648,696,070	648,696,070		583,949,612
Less: Treasury Shares	(542,903)			(1,296,649)
Total Contributed Equity	649,911,648			647,399,421
Ordinary shares	$ 1,165,309			$ 1,162,188
Total Equity	$ 1,165,309		$ 1,163,153	$ 1,162,188		$ 1,051,450